Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Building repairs and maintenance and construction of buildings	$ 343,000	$ 1,173,000
Depreciation expense	$ 1,530,000	$ 1,491,000	$ 1,527,000